Related Party Transactions (Details) - USD ($)							6 Months Ended	12 Months Ended
	Apr. 29, 2022	Mar. 15, 2022	Mar. 14, 2022	Nov. 21, 2021	Nov. 03, 2021	Jul. 26, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2023	Jan. 31, 2023	Nov. 03, 2022
Related Party Transactions (Details) [Line Items]
Convertible debenture initial value			$ 6,559,294						$ 174,840			$ 2,462,763	$ 328,000
Borrowing, Term									18 months
Interest rate									1.00%
Common shares, issued (in Shares)		164,574
Share price (in Dollars per share)	$ 8.49	$ 4	$ 25	$ 0.01		$ 0.53
Principal amount		$ 6,559,294						$ 6,559,000
Accrued interest		23,686
Loans and borrowings balance		$ 6,582,980								$ 1,350,813
Balances payable to related parties								679,617	9,601,708			811,905
Remuneration payable to key management								679,617	34,611
Lease liability								330,821	2,418,706	2,882,152		245,096
Secured convertible debenture									6,716,190
Services received, related party transactions							$ 487,885	898,640		121,467	$ 121,970
Balances payable to related parties									9,601,708	9,225,650
Remuneration payable to key management									$ 34,611	102,785
Previously stated [member]
Related Party Transactions (Details) [Line Items]
Common shares, issued (in Shares)		1,645,745
Principal amount							$ 6,559,000
Halo Collective, Inc
Related Party Transactions (Details) [Line Items]
Interest rate									1.00%
Share price (in Dollars per share)		$ 4
Loans and borrowings balance									$ 6,716,190	4,688,226
Executive Chairman, L. M. Mojela
Related Party Transactions (Details) [Line Items]
Loans and borrowings balance									432,201	1,552,487		811,905
Incurred expenditures									69,521	45,482	$ 26,264
J Dhaliwal [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management												43,626
K Field [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management												34,903
H Singh [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management												32,574
D Jenkins [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management												32,574
T Scott [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								507,326				518,558
T Virk [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								15,092				15,426
T Flow [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								49,617				25,035
Dr. Akkar-Schenkl [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								17,223				17,604
L Mojela [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								15,092				15,426
P van den Berg
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								16,344				16,167
C Ki
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								22,335	2,785			21,840
G Jones
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								10,379				10,075
P Freyre [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								7,619				10,030
G Dingaan
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								10,379				10,075
B Baker
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								8,211				$ 7,992
T Scott
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								507,326	5,541
T Virk
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								15,092
T Flow
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								49,617
Dr. Akkar-Schenkl
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								17,223
LM Mojela
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management								15,092	7,702
G Seape [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management									16,466
V Iyer [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management									2,117
Mophuthi Trust
Related Party Transactions (Details) [Line Items]
Lease liability									2,418,706	$ 2,882,152
Secured convertible debenture
Related Party Transactions (Details) [Line Items]
Interest rate					1.00%									1.00%
Loans and borrowings balance		$ 6,582,980			$ 6,716,190
Secured convertible debenture | Halo Collective, Inc
Related Party Transactions (Details) [Line Items]
Convertible debenture initial value					$ 6,559,294				6,559,294
Borrowing, Term					6 months
Share price (in Dollars per share)		$ 40
Loans and borrowings balance									$ 10,423
Rounding [Member]
Related Party Transactions (Details) [Line Items]
Lease liability